Summary of Significant Accounting Policies (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents
Cleco and Cleco Power’s restricted cash and cash equivalents consisted of the following:

Cleco
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current
Cleco Katrina/Rita’s storm recovery bonds	$2,623	$9,632
Cleco Power’s charitable contributions	1,200	1,200
Cleco Power’s rate credit escrow	231	268
Total current	4,054	11,100
Non-current
Diversified Lands’ mitigation escrow	23	21
Cleco Cajun’s defense fund	720	719
Cleco Cajun’s margin deposits	100	100
Cleco Power’s future storm restoration costs	8,315	12,269
Cleco Power’s charitable contributions	741	2,094
Total non-current	9,899	15,203
Total restricted cash and cash equivalents	$13,953	$26,303

Cleco and Cleco Power’s restricted cash and cash equivalents consisted of:

Cleco
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current
Cleco Katrina/Rita’s storm recovery bonds	$9,632	$9,505
Cleco Power’s charitable contributions	1,200	1,200
Cleco Power’s rate credit escrow	268	536
Total current	11,100	11,241
Non-current
Diversified Lands’ mitigation escrow	21	21
Cleco Cajun’s defense fund	719	—
Cleco Cajun’s margin deposits	100	—
Cleco Power’s future storm restoration costs	12,269	15,391
Cleco Power’s charitable contributions	2,094	2,753
Cleco Power’s rate credit escrow	—	505
Total non-current	15,203	18,670
Total restricted cash and cash equivalents	$26,303	$29,911

Changes in Allowance for Credit Losses, Accounts Receivable
The table below presents the changes in the allowance for credit losses by receivable for Cleco and Cleco Power:

Cleco
(THOUSANDS)	ACCOUNTS RECEIVABLE	OTHERS*	TOTAL
Balances, Dec. 31, 2019	$3,005	$1,250	$4,255
CECL adoption	71	—	71
Current period provision	2,498	388	2,886
Charge-offs	(4,092)	—	(4,092)
Recovery	641	—	641
Balances, Mar. 31, 2020	$2,123	$1,638	$3,761

Changes in Allowance for Credit Losses, Other
The table below presents the changes in the allowance for credit losses by receivable for Cleco and Cleco Power:

Cleco
(THOUSANDS)	ACCOUNTS RECEIVABLE	OTHERS*	TOTAL
Balances, Dec. 31, 2019	$3,005	$1,250	$4,255
CECL adoption	71	—	71
Current period provision	2,498	388	2,886
Charge-offs	(4,092)	—	(4,092)
Recovery	641	—	641
Balances, Mar. 31, 2020	$2,123	$1,638	$3,761

Cleco Power
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents
Cleco Power
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current
Cleco Katrina/Rita’s storm recovery bonds	$2,623	$9,632
Charitable contributions	1,200	1,200
Rate credit escrow	231	268
Total current	4,054	11,100
Non-current
Future storm restoration costs	8,315	12,269
Charitable contributions	741	2,094
Total non-current	9,056	14,363
Total restricted cash and cash equivalents	$13,110	$25,463

Cleco Power
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current
Cleco Katrina/Rita’s storm recovery bonds	$9,632	$9,505
Charitable contributions	1,200	1,200
Rate credit escrow	268	536
Total current	11,100	11,241
Non-current
Future storm restoration costs	12,269	15,391
Charitable contributions	2,094	2,753
Rate credit escrow	—	505
Total non-current	14,363	18,649
Total restricted cash and cash equivalents	$25,463	$29,890

Changes in Allowance for Credit Losses, Accounts Receivable
Cleco Power
(THOUSANDS)	ACCOUNTS RECEIVABLE
Balances, Dec. 31, 2019	$3,005
CECL adoption	71
Current period provision	2,498
Charge-offs	(4,092)
Recovery	641
Balances, Mar. 31, 2020	$2,123